Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2024	2023
Authorized and registered share capital (number of shares)	200,000,000	200,000,000
Subscribed and fully paid up share capital (number of shares)	172,096,305	172,096,305
Par value per share	1.50	1.50
Share capital (US$ millions)	258	258
Share premium (US$ millions)	1,064	1,076
Total (US$ millions)	1,322	1,334
On May 18, 2022, the Board of Directors of Millicom resolved on a rights offering (the "Rights Offering") granting preferential subscription rights to existing holders of shares and Swedish Depositary Receipts ("SDRs") to subscribe for up to 70,357,088 shares in aggregate. The result of the Rights Offering showed that 68,822,675 shares, including those represented by SDRs, have been subscribed for by the exercise of basic subscription rights. The remaining 1,534,413 shares, including those represented by SDRs, were allotted to those investors who subscribed for them pursuant to over subscription privileges. The Rights Offering was thus fully subscribed, and Millicom received proceeds amounting to approximately $717 million after deducting underwriting commissions and other offering expenses of $28 million.
As a result, the Rights Offering resulted in the issuance of 70,357,088 new shares, which increased the number of outstanding shares in Millicom from 101,739,217 to 172,096,305. The share capital also increased by $106 million to $258 million from $153 million. The remaining $611 million had been allocated to the Group's share premium account.

Disclosure of other equity reserves
Other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1,2022	16	43	(3)	(646)	(3)	(593)
Share based compensation	—	25	—	—	—	25
Issuance of shares with respect to LTIPs	—	(17)	—	—	—	(17)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	8	—	1	9
Currency translation movement	—	—	0	20	—	20
As of December 31, 2022	16	51	5	(626)	(4)	(559)
Share based compensation	—	50	—	—	—	50
Issuance of shares with respect to LTIPs	—	(40)	—	—	—	(40)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Transfer to legal reserves	2	—	—	—	—	2
Cash flow hedge reserve movement	—	—	(7)	—	—	(7)
Currency translation movement	—	—	—	56	—	56
As of December 31, 2023	18	61	(2)	(571)	(6)	(500)
Share based compensation	—	49	—	—	—	49
Share based cancellation		(35)				(35)
Issuance of shares with respect to LTIPs	—	(50)	—	—	—	(50)
Remeasurements of post-employment benefit obligations	—	—	—	—	1	1
Transfer to legal reserves	8	—	—	—	—	8
Cash flow hedge reserve movement	—	—	(2)	—	—	(2)
Currency translation movement	—	—	—	(2)	—	(2)
As of December 31, 2024	26	24	(4)	(573)	(5)	(531)

Disclosure of detailed information about borrowings
Debt and financing by type (i)

	Note	2024	2023
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	4,418	4,638
Bank and Development Financial Institution	C.3.2.	1,253	1,832
Other financing			38
Total non-current financing		5,671	6,508
Less: portion payable within one year		(138)	(32)
Total non-current financing due after more than one year		5,533	6,476
Debt and financing due within one year
Bonds	C.3.1.	43	111
Bank and Development Financial Institution	C.3.2.	68	59
Other financing (ii)		33	18
Total current debt and financing		144	188
Add: portion of non-current debt payable within one year		138	32
Total		282	221
Total debt and financing		5,815	6,697
(i)    See note D.1.1.. for further details on maturity profile of the Group debt and financing.
(ii) In July 2018, the Company issued a COP144,054.5 million /$50 million bilateral facility with IIC (Inter-American Development Bank) for a USD indexed to COP Note. The note bears interest at 9.450% p.a.. This COP Note is used as net investment hedge of the net assets of our operations in Colombia.

Debt and financing by location

	2024	2023
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	2,401	2,388
Guatemala	1,233	1,463
Colombia	554	713
Paraguay	524	665
Bolivia	153	246
Panama	734	759
Costa Rica	146	142
El Salvador	71	174
Nicaragua	—	148
Total debt and financing	5,815	6,697
Bond financing

	Note	Country	Maturity	Interest Rate %	2024	2023
					(US$ millions)
SEK Variable Rate Notes	1	Luxembourg	2027	STIBOR (i) +3.000%	202	222
USD 7.375% Senior Notes	2	Luxembourg	2032	7.375%	445	—
USD 4.500% Senior Notes	3	Luxembourg	2031	4.500%	752	766
USD 6.625% Senior Notes	4	Luxembourg	2026	6.625%	—	147
USD 6.250% Senior Notes	5	Luxembourg	2029	6.250%	613	671
USD5.125% Senior Notes	6	Luxembourg	2028	5.125%	358	446
USD 5.875% Senior Notes	7	Paraguay	2027	5.875%	291	507
PYG 8.750% Notes	7	Paraguay	2024	8.750%	—	16
PYG 9.250% Notes	7	Paraguay	2026	9.250%	6	7
PYG 10.000% Notes	7	Paraguay	2029	10.000%	8	9
PYG 9.250% Notes	7	Paraguay	2026	9.250%	1	1
PYG 10.000% Notes	7	Paraguay	2029	10.000%	3	3
PYG 9.250% Notes	7	Paraguay	2027	9.250%	2	2
PYG 10.000% Notes	7	Paraguay	2030	10.000%	3	3
PYG 6.000% Notes	7	Paraguay	2026	6.000%	13	13
PYG 6.700% Notes	7	Paraguay	2028	6.700%	18	20
PYG 7.500% Notes	7	Paraguay	2031	7.500%	20	22
PYG 7.800% Notes	7	Paraguay	2027	7.800%	13	—
PYG 8.170% Notes	7	Paraguay	2032	8.170%	47	—
BOB 5.800% Notes	8	Bolivia	2026	5.800%	25	29
BOB 3.950% Notes	8	Bolivia	2024	3.950%	—	7
BOB 4.600% Notes	8	Bolivia	2024	4.600%	—	20
BOB 4.300% Notes	8	Bolivia	2029	4.300%	10	13
BOB 4.700% Notes	8	Bolivia	2024	4.700%	—	10
BOB 5.300% Notes	8	Bolivia	2026	5.300%	4	6
BOB 5.000% Notes	8	Bolivia	2026	5.000%	36	42
BOB 6.000% Notes	8	Bolivia	2028	6.000%	54	57
UNE Bond 3 (tranche A)	9	Colombia	2024	9.350%	—	42
UNE Bond 3 (tranche B)	9	Colombia	2026	CPI (ii) +4.150%	58	66
UNE Bond 3 (tranche C)	9	Colombia	2036	CPI (ii) +4.890%	29	33
UNE Bond 6.600%	9	Colombia	2030	6.600%	34	39
UNE Bond 4 (tranche A)	9	Colombia	2028	5.560%	26	30
UNE Bond 4 (tranche B)	9	Colombia	2031	CPI (ii) +2.610%	64	74
UNE Bond 4 (tranche C)	9	Colombia	2036	CPI (ii) +3.180%	19	22
UNE Bond 7 (tranche B)	9	Colombia	2026	CPI (ii) +8.100%	2	3
UNE Bond 7 (tranche C)	9	Colombia	2027	CPI (ii) +8.250%	3	4
UNE Bond 8 (tranche A)	9	Colombia	2027	17.000%	13	—
USD 4.500% Senior Notes	10	Panama	2030	4.500%	549	575
USD 5.125% Senior Notes	11	Guatemala	2032	5.125%	737	823
Total bond financing					4,461	4,750
(i)    STIBOR – Swedish Interbank Offered Rate.
(ii)    CPI - Colombian Consumer Price Index

	Note	Country	Maturity range	Interest rate	2024	2023
					(US$ millions)
Fixed rate loans
PYG Long-term loans	1	Paraguay	2025-2029	Fixed	98	63
USD - Long-term loans	2	Panama	2025-2026	Fixed	185	185
BOB Long-term loans	3	Bolivia	2025-2028	Fixed	23	62
GTQ Long-term loans	8	Guatemala	2026-2028	Fixed	444	640
Variable rate loans
USD Long-term loans	4	Costa Rica	2026	Variable	32	32
CRC Long-term loans	4	Costa Rica	2026	Variable	113	110
COP Long-term loans	5	Colombia	2025-2031	Variable	306	331
USD Long-term loans	5	Colombia	2024	Variable	—	50
GTQ Long-term loans	8	Guatemala	2030	Variable	52	—
USD Credit Facility / Senior Unsecured Term Loan Facility	6	El Salvador	2026-2027	Variable	71	174
USD Long-term loans	6	Nicaragua	2027	Variable	—	148
USD Revolving Credit Facility (i)	7	Luxembourg	2027	Variable	(3)	(2)
USD DNB Bilateral	7	Luxembourg	2026	Variable	—	100
Total Bank and Development Financial Institution financing					1,321	1,891
(i) Relates to the amortized costs of the undrawn RCF that the Company entered into in October 2020 - see point 7 below.
Disclosure of interest and other financial expenses
The Group’s interest and other financial expenses comprised the following:

	2024	2023	2022
	(US$ millions)
Interest expense on bonds and bank financing	(449)	(477)	(434)
Interest expense on leases	(122)	(117)	(124)
Early redemption charges	—	(1)	—
Others	(146)	(117)	(59)
Total interest and other financial expenses	(716)	(712)	(617)

Disclosure of contingent liabilities
Maturity of guarantees

	Bank and financing guarantees (i)		Supplier guarantees
Terms	As at December 31, 2024	As at December 31, 2023	As at December 31, 2024	As at December 31, 2023
	Outstanding and Maximum exposure		Outstanding and Maximum exposure
0-1 year	12	15	—	1
1-3 years	220	322	—	—
3-5 years	—	169	—	—
Total	232	505	—	1
(i) If non-payment by the obligor, the guarantee ensures payment of outstanding amounts by the Group's guarantor.
Disclosure of leases
At December 31, 2024, lease liabilities are presented in the statement of financial position as follows:

	December 31, 2024	December 31, 2023
	(US$ millions)
Current	156	189
Non-Current	798	854
Total Lease liabilities	954	1,043

Schedule of cash and cash equivalents

	2024	2023
	(US$ millions)
Cash and cash equivalents in USD	550	531
Cash and cash equivalents in other currencies	149	244
Total cash and cash equivalents	699	775

Schedule of restricted cash

	2024	2023
	(US$ millions)
Mobile Financial Services	47	49
Others	10	8
Restricted cash	57	56

Disclosure of net debt
Net debt
'Net debt' is debt and financial liabilities, including derivative instruments (assets and liabilities), less cash and pledged and time deposits.

	2024	2023
	(US$ millions)
Gross debt (i)	5,815	6,678
Add (less) derivatives & vendor financing related to debt (note D.1.2.)	59	58
Less:
Cash and cash equivalents	(699)	(775)
Pledged deposits	—	(6)
Net debt	5,174	5,956
(i) Excluding vendor financing of $18 million as of December 31, 2023.

Net financing obligations
'Net financing obligations' is Net debt plus lease liabilities.

	Assets		Liabilities from financing and other activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Derivatives and Vendor Financing	Lease liabilities	Total
Net financial obligations as at January 1,2023	1,039	—	6,804	34	1,016	6,814
Cash flows	(270)	5	(288)	14	(177)	(185)
Recognition / Remeasurement	—	—	—	—	142	142
Interest accretion	—	—	(1)	—	—	(1)
Foreign exchange movements	6	—	163	10	61	229
Net financial obligations as at December 31, 2023	775	6	6,678	58	1,043	6,999
Cash flows	(68)	(5)	(745)	9	(204)	(867)
Recognition / Remeasurement	—	—	—	—	269	269
Interest accretion	—	—	(6)	—	—	(6)
Foreign exchange movements	(8)	—	(109)	(13)	(51)	(166)
Transfer to/from held for sale (see note E.4)	—	—	—	—	(102)	(102)
Other non-cash movements	—	—	(4)	5	—	1
Net financial obligations as at December 31, 2024	699	—	5,815	59	954	6,128

Disclosure of fair value measurement of assets
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2024	2023	2024	2023
		(US$ millions)
Financial assets
Derivative financial instruments		—	6	—	6
Other non-current assets		84	84	84	84
Trade receivables, net		390	443	390	443
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	15	12	15	12
Supplier advances for capital expenditures		16	21	16	21
Other current assets		166	190	166	190
Restricted cash	C.5.2.	57	56	57	56
Cash and cash equivalents	C.5.1.	699	775	699	775
Total financial assets		1,426	1,587	1,426	1,587
Current		1,343	1,503	1,343	1,503
Non-current		84	84	84	84
Financial liabilities
Debt and financing (i)	C.3.	5,815	6,678	5,478	6,086
Trade payables		300	390	300	390
Payables and accruals for capital expenditure		305	314	305	314
Derivative financial instruments		59	46	59	46
Put option liability	C.7.4.	—	86	—	86
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	138	74	138	74
Accrued interest and other expenses		421	444	421	444
Other liabilities		568	1,128	568	1,128
Total financial liabilities		7,606	9,161	7,269	8,569
Current		1,732	1,670	1,732	1,689
Non-current		5,875	7,491	5,538	6,881
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.

Disclosure of fair value measurement of liabilities
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2024	2023	2024	2023
		(US$ millions)
Financial assets
Derivative financial instruments		—	6	—	6
Other non-current assets		84	84	84	84
Trade receivables, net		390	443	390	443
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	15	12	15	12
Supplier advances for capital expenditures		16	21	16	21
Other current assets		166	190	166	190
Restricted cash	C.5.2.	57	56	57	56
Cash and cash equivalents	C.5.1.	699	775	699	775
Total financial assets		1,426	1,587	1,426	1,587
Current		1,343	1,503	1,343	1,503
Non-current		84	84	84	84
Financial liabilities
Debt and financing (i)	C.3.	5,815	6,678	5,478	6,086
Trade payables		300	390	300	390
Payables and accruals for capital expenditure		305	314	305	314
Derivative financial instruments		59	46	59	46
Put option liability	C.7.4.	—	86	—	86
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	138	74	138	74
Accrued interest and other expenses		421	444	421	444
Other liabilities		568	1,128	568	1,128
Total financial liabilities		7,606	9,161	7,269	8,569
Current		1,732	1,670	1,732	1,689
Non-current		5,875	7,491	5,538	6,881
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.